Employees - Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Return on plan assets excluding amounts included in net finance income/(cost)	€ (6,483)	€ 1,958	€ 1,494
Change in asset ceiling excluding amounts included in finance cost	(184)	(17)	2
Actuarial gains/(losses) arising from changes in demographic assumptions	(24)	(4)	246
Actuarial gains/(losses) arising from changes in financial assumptions	6,914	342	(1,414)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(760)	126	(78)
Total of defined benefit costs recognised in other comprehensive income	€ (537)	€ 2,405	€ 250